Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Details) - Trade receivables - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Balance at the beginning of the period	$ 2,979	$ 2,535	$ 2,238
Allowance for the period	1,238	1,176	1,367
Write-offs of uncollectible accounts	(768)	(831)	(557)
Addition from business combinations	0	69	3
Effects of changes in foreign exchange rates	(110)	99	(26)
Disposal of businesses	88
Disposal of businesses		(69)	(490)
Balance at the end of the period	$ 3,427	$ 2,979	$ 2,535